FINANCIAL INSTRUMENTS (Details 3) - Currency Of U S D [Member] - Currency risk [member]	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Exchange rate	5.5024	6.1923
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.2006	5.7779
Scenario I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.7964	6.2560
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	5.0436	5.0799